LONG-TERM DEBT (Details)	12 Months Ended						36 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended										12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2010 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2009 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2006 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2011 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2011 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Dec. 31, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 350 million combined senior and junior secured loan facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 350 million combined senior and junior secured loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 210 million secured term loan facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 210 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 149 million secured term loan facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 149 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 77 million secured term loan facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 77 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 58 million secured revolving credit facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 58 million secured revolving credit facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 60 million secured term loan facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 60 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 30 million secured term loan facility (June 2009) [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 30 million secured term loan facility (June 2009) [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 25 million secured revolving credit facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 25 million secured revolving credit facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 54 million secured term loan facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 54 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 75 million secured term loan facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 75 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 171 million secured term loan facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 171 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 55 million secured securities financing facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 167 million secured term loan facility USD ($)	Dec. 31, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Feb. 08, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Dec. 31, 2010 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 1,910,464,000	$ 1,922,854,000		$ 274,209,000	$ 296,074,000			446,500,000	459,500,000	$ 74,583,000	$ 78,955,000	$ 1,436,672,000	$ 1,547,825,000	$ 144,100,000	$ 200,700,000	$ 175,000,000	$ 183,100,000	$ 90,800,000	$ 99,300,000	$ 51,900,000	$ 58,300,000	$ 9,000,000	$ 11,000,000	$ 33,300,000	$ 44,500,000	$ 33,600,000	$ 33,600,000	$ 46,500,000	$ 51,900,000	$ 23,500,000	$ 26,100,000	$ 37,600,000	$ 40,500,000	$ 439,800,000	$ 679,700,000	$ 37,600,000	$ 40,500,000	$ 15,000,000	$ 25,000,000	$ 49,800,000	$ 53,700,000	$ 87,500,000		$ 64,700,000		$ 96,800,000				$ 125,000,000		$ 0
Conversion price (in dollars per share)																																																		$ 23.94	$ 27.05
Premium of conversion price to share price (in hundredths)																																																			35.00%
Threshold percentage of value of shares underlying each bond to principal amount of bond for the bonds to be callable (in hundredths)																																																		130.00%
Number of new vessels acquired that were partly funded by secured term loan facility														5		5		5		2				2
Term of loan (in years)																12		7		7		7		10		5						5		5		5		2		8		7		8		10			6
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement																5		5		2				2		2														2				3		8
Number of vessels sold																		1																3				2
Number of remaining vessels relating to loan facility																		4																				3
Number of vessels against which loan was secured																										2								23				5						3		8
Number of vessels delivered																																												2		2
Amount available to draw																																												9,000,000		72,000,000
Percentage of acquisition cost of securities which may be funded by financing facility (in hundredths)																																																50.00%
Stated interest rate (in hundredths)				8.50%																																														3.75%
Maturity date of debt				2013				2014-04-07				2021		2012-06														January 2013		January 2013																				2016
Debt instrument, face amount				580,000,000				500,000,000						350,000,000		210,000,000		149,000,000		77,000,000		30,000,000		49,000,000		58,000,000		60,000,000		30,000,000		42,600,000		725,000,000		42,600,000		25,000,000		53,700,000		95,000,000		75,400,000		171,000,000		55,000,000	167,000,000	125,000,000
Weighted average interest rate (in hundredths)												4.51%	4.13%
Three month dollar LIBOR rate (in hundredths)	0.581%	0.303%
Three month Norwegian kroner NIBOR rate (in hundredths)	2.89%	2.62%
Redemption price of debt, minimum (in hundredths)				100.00%
Redemption price of debt, maximum (in hundredths)				104.25%
Amount of debt repurchased				21,900,000	5,000,000	148,000,000	130,900,000	13,000,000	40,500,000
Gain/(loss) on repurchase of debt	521,000	(13,000)	20,600,000	500,000	(13,000)	20,600,000
Latest redemption date								Apr. 06, 2014
Earliest redemption date								Oct. 07, 2013
Notice of redemption (in days)										30
Redemption price of debt (in hundredths)										100.50%
Less : current portion of long-term debt	(150,342,000)	(162,785,000)
Total long-term debt, non-current portion	1,760,122,000	1,760,069,000
Long-term Debt, by Maturity [Abstract]
2012	150,342,000
2013	506,158,000
2014	306,392,000
2015	367,983,000
2016	178,411,000
Thereafter	401,241,000
Total debt	$ 1,910,464,000	$ 1,922,854,000		$ 274,209,000	$ 296,074,000			446,500,000	459,500,000	$ 74,583,000	$ 78,955,000	$ 1,436,672,000	$ 1,547,825,000	$ 144,100,000	$ 200,700,000	$ 175,000,000	$ 183,100,000	$ 90,800,000	$ 99,300,000	$ 51,900,000	$ 58,300,000	$ 9,000,000	$ 11,000,000	$ 33,300,000	$ 44,500,000	$ 33,600,000	$ 33,600,000	$ 46,500,000	$ 51,900,000	$ 23,500,000	$ 26,100,000	$ 37,600,000	$ 40,500,000	$ 439,800,000	$ 679,700,000	$ 37,600,000	$ 40,500,000	$ 15,000,000	$ 25,000,000	$ 49,800,000	$ 53,700,000	$ 87,500,000		$ 64,700,000		$ 96,800,000				$ 125,000,000		$ 0